Related Parties Transactions	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Related Parties Transactions	RELATED PARTIES TRANSACTIONS
Balances and transactions between Gogoro and its subsidiaries, which are related parties of Gogoro, have been eliminated on consolidation and are not disclosed in this note. Other than that, the Company's remaining transactions with related parties were immaterial for the years ended December 31, 2022, 2021 and 2020. The names and relationships of related-parties are disclosed below:

Related Party	Relationship with Gogoro
Nan Shan General Insurance Co., Ltd.	Related party in substance
Nan Shan Life Insurance Co., Ltd.	Related party in substance
Yin Shu-Tien Medical Foundation	Related party in substance
Ruentex Construction International Co., Ltd.	Related party in substance
Ruentex Pai Yi Co., Ltd.	Related party in substance
RT-Mart International Co., Ltd.	Related party in substance
Compensation of key management personnel

	For the Year Ended December 31
	2022	2021	2020
Share-based payments	$13,507	$1,290	$—
Short-term employee benefits	2,625	2,695	4,543
Post-employment benefits	14	18	85
	$16,146	$4,003	$4,628